UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-09237

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:   Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder, Chairman and Global Chief Investment Officer Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: December 31, 2017

DATE OF REPORTING PERIOD: March 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS MARCH 31, 2017 (UNAUDITED)

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
CONVERTIBLE BONDS (20.0%)
		Consumer Discretionary (5.9%)
		Ctrip.com International, Ltd.
60,000		1.250%, 10/15/18	$78,616
37,000		1.250%, 09/15/22*	38,363
75,000		DISH Network Corp.* 3.375%, 08/15/26	90,715
330,000		Liberty Interactive, LLC* 1.750%, 09/30/46	372,380
		Liberty Media Corp.
225,000		1.375%, 10/15/23	256,092
165,000		2.250%, 09/30/46*	178,184
50,000		Macquarie Infrastructure Corp. 2.000%, 10/01/23	49,156
270,000		Priceline Group, Inc.^ 0.900%, 09/15/21	304,039
145,000		Tesla Motors, Inc. 1.250%, 03/01/21	142,558
			1,510,103
		Energy (0.6%)
100,000		Nabors Industries, Inc.* 0.750%, 01/15/24	93,544
60,000		PDC Energy, Inc. 1.125%, 09/15/21	61,642
			155,186
		Financials (1.3%)
		Ares Capital Corp.
175,000		4.375%, 01/15/19	180,568
135,000		4.750%, 01/15/18	137,940
			318,508
		Health Care (0.5%)
50,000		Hologic, Inc.‡ 0.000%, 12/15/43	62,049
50,000		NuVasive, Inc. 2.250%, 03/15/21	68,355
			130,404
		Industrials (2.2%)
85,000		Air Lease Corp. 3.875%, 12/01/18	121,635
68,000		Pacira Pharmaceuticals, Inc.* 2.375%, 04/01/22	70,405
60,000	EUR	Safran, SA 0.000%, 12/31/20	59,821
250,000		Siemens, AG 1.050%, 08/16/17	306,193
			558,054
		Information Technology (8.1%)
28,000		Advanced Micro Devices, Inc. 2.125%, 09/01/26	55,369
135,000		Citrix Systems, Inc. 0.500%, 04/15/19	169,856
85,000		Finisar Corp.* 0.500%, 12/15/36	83,193
65,000		Inphi Corp.* 0.750%, 09/01/21	72,146
200,000		Intel Corp. 3.250%, 08/01/39	349,559
PRINCIPAL AMOUNT		VALUE
80,000	Lumentum Holdings, Inc.* 0.250%, 03/15/24	$89,098
	Microchip Technology, Inc.
173,000	1.625%, 02/15/27*	176,019
47,000	1.625%, 02/15/25	67,494
140,000	ON Semiconductor Corp. 1.000%, 12/01/20	153,066
50,000	Pandora Media, Inc. 1.750%, 12/01/20	50,144
205,000	Salesforce.com, Inc. 0.250%, 04/01/18	264,733
75,000	Silicon Laboratories, Inc.* 1.375%, 03/01/22	79,884
100,000	Square, Inc.* 0.375%, 03/01/22	103,748
50,000	Viavi Solutions, Inc.* 1.000%, 03/01/24	52,551
80,000	Workday, Inc. 0.750%, 07/15/18	91,544
200,000	Yahoo!, Inc. 0.000%, 12/01/18	207,042
		2,065,446
	Materials (0.7%)
55,000	Royal Gold, Inc. 2.875%, 06/15/19	58,043
102,000	RTI International Metals, Inc. 1.625%, 10/15/19	118,883
		176,926
	Real Estate (0.7%)
40,000	Colony Starwood Homes* 3.500%, 01/15/22	42,477
55,000	Empire State Realty OP, LP* 2.625%, 08/15/19	62,809
75,000	Spirit Realty Capital, Inc. 2.875%, 05/15/19	76,010
		181,296
	TOTAL CONVERTIBLE BONDS (Cost $4,878,326)	5,095,923

CORPORATE BONDS (5.3%)
	Consumer Discretionary (2.7%)
53,000	Dana, Inc. 5.500%, 12/15/24	53,795
	DISH DBS Corp.
70,000	5.875%, 07/15/22	73,675
70,000	5.125%, 05/01/20	73,062
140,000	Expedia, Inc. 5.950%, 08/15/20	153,681
45,000	GameStop Corp.* 6.750%, 03/15/21	46,350
100,000	Home Depot, Inc. 2.700%, 04/01/23	100,802
140,000	L Brands, Inc. 5.625%, 02/15/22	147,087
25,000	Lowe’s Companies, Inc. 3.875%, 09/15/23	26,613
20,000	PVH Corp. 4.500%, 12/15/22	20,238
		695,303

See accompanying Notes to Schedule of Investments

Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Consumer Staples (0.6%)
135,000	Wal-Mart Stores, Inc. 3.300%, 04/22/24	$140,305
	Financials (0.2%)
50,000	Berkshire Hathaway, Inc. 2.750%, 03/15/23	50,020
10,000	Neuberger Berman Group, LLC* 5.875%, 03/15/22	10,276
		60,296
	Health Care (0.1%)
30,000	Universal Health Services, Inc.* 4.750%, 08/01/22	30,938
	Industrials (0.2%)
60,000	Icahn Enterprises, LP 4.875%, 03/15/19	60,825
	Information Technology (1.2%)
20,000	ACI Worldwide, Inc.* 6.375%, 08/15/20	20,588
135,000	Alphabet, Inc. 3.375%, 02/25/24	141,028
65,000	Apple, Inc. 3.450%, 05/06/24	67,358
75,000	Brocade Communications Systems, Inc. 4.625%, 01/15/23	76,828
		305,802
	Materials (0.3%)
65,000	Arconic, Inc. 5.125%, 10/01/24	67,194
	TOTAL CORPORATE BONDS (Cost $1,335,801)	1,360,663

U.S. Government And Agency Securities (0.9%)
	United States Treasury Note
125,000	1.125%, 06/30/21	121,395
66,000	2.000%, 11/15/26	63,758
63,000	1.625%, 05/15/26	59,100
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $250,232)	244,253

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (8.4%)
	Energy (0.8%)
875	CenterPoint Energy, Inc. (Time Warner, Inc., Charter Communications, Time, Inc.)‡§ 4.184%	61,672
2,260	Hess Corp. 8.000%	134,470
		196,142
	Financials (1.0%)
4,550	Affiliated Managers Group, Inc. 5.150%	260,934
NUMBER OF SHARES		VALUE
	Health Care (1.0%)
165	Allergan, PLC 5.500%	$140,214
2,310	Anthem, Inc. 5.250%	117,810
		258,024
	Industrials (0.3%)
1,250	Rexnord Corp. 5.750%	68,663
	Real Estate (1.0%)
	American Tower Corp.
2,000	5.250%	228,440
350	5.500%	39,095
		267,535
	Telecommunication Services (1.1%)
685	Alibaba Exchangeable (Softbank)*§ 5.750%	88,879
1,925	T-Mobile USA, Inc. 5.500%	203,684
		292,563
	Utilities (3.2%)
444	Dominion Resources, Inc. 6.750%	22,591
1,500	DTE Energy Company 6.500%	80,279
5,230	Exelon Corp. 6.500%	258,153
1,300	Great Plains Energy, Inc. 7.000%	69,849
6,200	NextEra Energy, Inc. 6.371%	374,356
		805,228
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,894,327)	2,149,089

Common Stocks (62.4%)
	Consumer Discretionary (8.3%)
300	Advance Auto Parts, Inc.	44,478
505	Amazon.com, Inc.#	447,703
7,840	Comcast Corp. - Class A	294,706
2,155	Home Depot, Inc.	316,419
1,685	Lowe’s Companies, Inc.	138,524
4,016	Newell Rubbermaid, Inc.	189,435
2,335	Nike, Inc. - Class B	130,129
5,480	Starbucks Corp.	319,977
2,150	Walt Disney Company	243,788
		2,125,159
	Consumer Staples (7.7%)
5,804	Coca-Cola Company	246,322
1,970	Costco Wholesale Corp.	330,349
4,325	Mondelez International, Inc. - Class A	186,321
2,925	PepsiCo, Inc.	327,190
1,550	Philip Morris International, Inc.	174,995
3,516	Procter & Gamble Company	315,913

See accompanying Notes to Schedule of Investments

Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE
1,775	Wal-Mart Stores, Inc.	$127,942
3,000	Walgreens Boots Alliance, Inc.	249,150
		1,958,182
	Energy (4.2%)
1,525	Anadarko Petroleum Corp.	94,550
1,175	Chevron Corp.	126,160
1,200	EOG Resources, Inc.	117,060
4,750	Exxon Mobil Corp.	389,547
2,900	Halliburton Company	142,709
415	Pioneer Natural Resources Company	77,285
1,665	Schlumberger, Ltd.	130,037
		1,077,348
	Financials (9.7%)
1,945	American International Group, Inc.	121,426
9,285	Bank of America Corp.	219,033
2,175	Bank of New York Mellon Corp.	102,725
1,675	BB&T Corp.	74,873
6,000	Citigroup, Inc.	358,920
415	Goldman Sachs Group, Inc.	95,334
3,325	Intercontinental Exchange, Inc.	199,068
7,325	JPMorgan Chase & Company	643,428
2,609	MetLife, Inc.	137,807
1,840	Morgan Stanley	78,826
700	PNC Financial Services Group, Inc.	84,168
6,550	Wells Fargo & Company	364,573
		2,480,181
	Health Care (8.8%)
2,650	Baxter International, Inc.	137,429
925	Bristol-Myers Squibb Company	50,302
1,960	Celgene Corp.#	243,883
1,050	Gilead Sciences, Inc.	71,316
3,900	Johnson & Johnson	485,745
1,240	Medtronic, PLC	99,894
4,395	Merck & Company, Inc.~	279,258
7,460	Pfizer, Inc.	255,207
945	Stryker Corp.	124,409
435	Thermo Fisher Scientific, Inc.	66,816
2,055	UnitedHealth Group, Inc.	337,041
720	Zimmer Biomet Holdings, Inc.	87,919
		2,239,219
	Industrials (8.9%)
730	Boeing Company	129,108
1,315	Caterpillar, Inc.	121,979
3,200	CSX Corp.	148,960
3,850	Delta Air Lines, Inc.	176,946
2,475	Eaton Corp., PLC	183,521
7,600	General Electric Company	226,480
2,550	Honeywell International, Inc.	318,418
494	Lockheed Martin Corp.	132,194
590	Northrop Grumman Corp.	140,326
3,000	Southwest Airlines Company	161,280
1,400	Union Pacific Corp.	148,288
1,655	United Parcel Service, Inc. - Class B	177,582
1,874	United Technologies Corp.	210,282
		2,275,364
	Information Technology (12.3%)
820	Accenture, PLC - Class A	98,302
NUMBER OF SHARES		VALUE
710	Alphabet, Inc. - Class A#	$601,938
6,970	Apple, Inc.	1,001,310
500	Broadcom, Ltd.	109,480
1,900	Facebook, Inc. - Class A#	269,895
894	Lam Research Corp.	114,754
2,865	MasterCard, Inc. - Class A~	322,226
9,430	Microsoft Corp.	621,060
		3,138,965
	Materials (0.7%)
2,125	Dow Chemical Company	135,022
850	Nucor Corp.	50,762
		185,784
	Real Estate (0.6%)
1,441	Crown Castle International Corp.	136,102
	Telecommunication Services (1.2%)
2,950	AT&T, Inc.	122,573
3,475	Verizon Communications, Inc.	169,406
		291,979
	TOTAL COMMON STOCKS (Cost $12,020,490)	15,908,283

Exchange-Traded Fund (0.2%)
	Other (0.2%)
220	iShares NASDAQ Biotechnology ETF (Cost $ 61,717)	64,519

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTIONS (0.1%) #
	Health Care (0.0%)
10	Amgen, Inc. Call, 04/21/17, Strike $190.00	25
	Other (0.1%)
39	Ishares 20+ Year Treasury Bond Call, 04/21/17, Strike $123.00	1,404
9	S & P 500 Index Put, 05/19/17, Strike $2,300.00	15,840
		17,244
	TOTAL PURCHASED OPTIONS (Cost $28,783)	17,269

NUMBER OF SHARES		VALUE
Short Term Investments (2.4%)
303,244	Fidelity Prime Money Market Fund - Institutional Class	303,365
302,171	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	302,171
	TOTAL SHORT TERM INVESTMENTS (Cost $605,541)	605,536

See accompanying Notes to Schedule of Investments

Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2017 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.3%)
50,794	Deutsche Bank Securities, Inc.† 0.790%, 04/03/17	$50,794
20,937	Goldman Sachs Financial Square Government Fund	20,937
	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $71,731)	71,731

TOTAL INVESTMENTS (100.0%) (Cost $21,146,948)		25,517,266

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.3%)		(71,731)

OTHER ASSETS, LESS LIABILITIES (0.3%)		64,021

NET ASSETS (100.0%)		$25,509,556

NUMBER OF CONTRACTS		VALUE
Written Options (0.0%) #
	Other (0.0%)
29	Ishares 20+ Year Treasury Bond Put, 04/21/17, Strike $116.00	$(290)
9	S & P 500 Index Put, 05/19/17, Strike $2,200.00	(6,165)
	TOTAL WRITTEN OPTIONS (Premium $10,846)	(6,455)
FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	European Monetary Unit	04/26/17	1,000	$1,068	$87
COUNTERPARTY	short CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Citibank N.A.	European Monetary Unit	04/26/17	102,000	$108,921	$(25)
JP Morgan Chase Securities	European Monetary Unit	04/26/17	2,000	2,136	(51)
UBS AG	European Monetary Unit	04/26/17	121,000	129,210	(443)
					$(519)
					$(432)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate or step bond security. The rate shown is the rate in effect at March 31, 2017.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $120,692.
†	Repurchase agreement collateralized by the following security: 51,883 United States Treasury Note, 3.675%, 02/15/20.

FOREIGN CURRENCY ABBREVIATION
EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS ADVISORS TRUST (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”), which commenced operations on May 19, 1999.

The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Portfolio:

Portfolio Valuation. The valuation of the Portfolio’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Portfolio determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Portfolio determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of March 31, 2017.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Portfolio engages in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of March 31, 2017, the Portfolio had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:

Cost basis of investments	$21,146,948
Gross unrealized appreciation	4,726,172
Gross unrealized depreciation	(355,854)
Net unrealized appreciation (depreciation)	$4,370,318

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 - Securities Lending

The Portfolio may loan one or more of its securities to broker-dealers and banks. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Portfolio. The Portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The additional return is disclosed on a net basis as Securities lending income in the Statement of Operations. Upon receipt of cash or cash equivalent collateral, the Portfolio’s securities lending agent invests the collateral into short term investments following investment guidelines approved by Calamos Advisors. The Portfolio records the investment of collateral as an asset (Investment in securities, at value or Restricted cash for collateral on securities loaned) and the value of the collateral as a liability (Collateral for securities loaned) on the Statement of Assets and Liabilities. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Portfolio will record unrealized depreciation equal to the decline in value of the invested collateral. The Portfolio will pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging these loans. The Portfolio has the right to call a loan and obtain the securities loaned at any time. The Portfolio does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the year while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this year, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, the Portfolio’s security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which the Portfolio lends securities. At March 31, 2017, the Portfolio held fixed income securities valued at $140,759 that were on loan to broker-dealers and banks. The Portfolio also held collateral in short term investments and restricted cash of $143,023 in fixed income securities, $2,264 in excess amount due to counterparty, and reflected a corresponding liability for such collateral of $143,023.

Repurchase agreements involve the Portfolio purchasing securities from a seller, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. Collateral investments in repurchase agreements are collateralized by U.S. Treasury Bonds. The U.S. Treasury Bonds are held in a custody account at Citibank N.A., the Portfolio’s securities lending agent, on behalf of the Portfolio participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury Bonds can either be maintained as part of the Portfolio or sold for cash. The Portfolio could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Portfolio is less than the repurchase price and the Portfolio’s costs associated with the delay and enforcement of the MRA. Repurchase agreements held as of March 31, 2017 are reflected in the Schedule of Investments. The value of the related collateral exceeded the value of the repurchase agreements at year end.

Note 4 – Fair Value Measurements

Various inputs are used to determine the value of the Portfolio’s investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Portfolio’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Portfolio’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Portfolio’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$5,095,923	$—	$5,095,923
Corporate Bonds	—	1,360,663	—	1,360,663
U.S. Government and Agency Securities	—	244,253	—	244,253
Convertible Preferred Stocks	1,657,325	491,764	—	2,149,089
Common Stocks U.S.	15,908,283	—	—	15,908,283
Exchange-Traded Funds	64,519	—	—	64,519
Purchased Options	17,269	—	—	17,269
Short Term Investments	605,536	—	—	605,536
Investment of Cash Collateral For Securities Loaned	71,731	—	—	71,731
Forward Foreign Currency Contracts	—	441	—	441
Total	$18,324,663	$7,193,044	$—	$25,517,707
Liabilities:
Written Options	$6,455	$—	$—	$6,455
Forward Foreign Currency Contracts	—	873	—	873
Total	$6,455	$873	$—	$7,328

ITEM 2. CONTROLS AND PROCEDURES.

a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b)  There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certification of Principal Executive Officer.
(b)	Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	May 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	May 4, 2017

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	May 4, 2017